CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Issued capital	Additional paid-in capital	Retained earnings	Foreign currency translation reserve	Investment revaluation reserve and cash flow hedge reserve	Attributable to owners of the Parent	Non-controlling interests
Balance at beginning of the year (in shares) at Dec. 31, 2021	[1]	41,733,198
Balance at beginning of the year at Dec. 31, 2021		$ 1,308,313	$ 50,080	$ 872,030	$ 389,660	$ (6,628)	$ 233	$ 1,305,375	$ 2,938
Issuance of shares under share-based compensation plan (see note 30.1) (in shares)	[1]	360,680
Issuance of shares under share-based compensation plan (see note 30.1)		$ 36,074	433	35,641				36,074
Issuance of shares under ESPP plan (note 25.4) (in shares)	[1]	39,136
Issuance of shares under ESPP plan (note 25.4)		$ 8,981	47	8,934				8,981
Issuance of shares under subscription agreement (see note 30.1) (in shares)	[1]	183,145
Issuance of shares under subscription agreement (see note 30.1)		$ 35,856	220	35,636				35,856
Share-based compensation plan (see note 25)		$ 6,605		6,605				6,605
Repurchase of shares (note 25.4) (in shares)	[1]	46,500
Repurchase of shares (note 25.4)		$ (9,316)	(56)	(9,260)				(9,316)
Put option over non-controlling interest (note 3.13.3)		0		934				934	(934)
Non-controlling interest arising on a business combination (note 26)		45,216							45,216
Other comprehensive income (loss) for the year		(25,048)				(21,770)	(3,278)	(25,847)	799
Net income for the year		$ 149,479			148,891			148,891	588
Balance at end of the year (in shares) at Dec. 31, 2022	[1]	42,269,659
Balance at end of the year (Previously stated) at Dec. 31, 2022						(28,398)
Balance at end of the year at Dec. 31, 2022		$ 1,556,160	50,724	950,520	538,551	(29,197)	(3,045)	1,507,553	48,607
Issuance of shares under share-based compensation plan (see note 30.1) (in shares)	[1]	407,233
Issuance of shares under share-based compensation plan (see note 30.1)		$ 47,960	489	47,471				47,960
Issuance of shares under ESPP plan (note 25.4) (in shares)	[1]	48,130
Issuance of shares under ESPP plan (note 25.4)		$ 9,213	58	9,155				9,213
Issuance of shares under subscription agreement (see note 30.1) (in shares)	[1]	403,760
Issuance of shares under subscription agreement (see note 30.1)		$ 72,926	485	72,441				72,926
Share-based compensation plan (see note 25)		$ 27,726		27,726				27,726
Repurchase of shares (note 25.4) (in shares)	[1]	42,500
Repurchase of shares (note 25.4)		$ (11,523)	(51)	(11,472)				(11,523)
Put option over non-controlling interest (note 3.13.3)		(75,092)		(72,923)				(72,923)	(2,169)
Non-controlling interest arising on a business combination (note 26)		17,078							17,078
Other comprehensive income (loss) for the year		(7,275)				(19,252)	9,446	(9,806)	2,531
Net income for the year		$ 158,508			158,538			158,538	(30)
Balance at end of the year (in shares) at Dec. 31, 2023	[1]	43,086,282
Balance at end of the year at Dec. 31, 2023		$ 1,795,681	51,705	1,022,918	697,089	(48,449)	6,401	1,729,664	66,017
Issuance of shares under share-based compensation plan (see note 30.1) (in shares)	[1]	399,539
Issuance of shares under share-based compensation plan (see note 30.1)		$ 56,273	479	55,794				56,273
Issuance of shares under ESPP plan (note 25.4) (in shares)	[1]	45,501
Issuance of shares under ESPP plan (note 25.4)		$ 9,622	55	9,567				9,622
Issuance of shares under subscription agreement (see note 30.1) (in shares)	[1]	563,997
Issuance of shares under subscription agreement (see note 30.1)		$ 118,176	677	117,499				118,176
Share-based compensation plan (see note 25)		$ 17,144		17,144				17,144
Repurchase of shares (note 25.4) (in shares)	[1]	66,000
Repurchase of shares (note 25.4)		$ (10,675)	(79)	(10,596)				(10,675)
Remeasurement of Call/Put option over non-controlling interest (note 18)		(23,582)		(23,582)				(23,582)
Put option over non-controlling interest (note 3.13.3)		0		4,285				4,285	(4,285)
Other comprehensive income (loss) for the year		(98,293)				(90,525)	(12,183)	(102,708)	4,415
Net income for the year		$ 169,003			165,732			165,732	3,271
Balance at end of the year (in shares) at Dec. 31, 2024	[1]	44,029,319
Balance at end of the year at Dec. 31, 2024		$ 2,033,349	$ 52,837	$ 1,193,029	$ 862,821	$ (138,974)	$ (5,782)	$ 1,963,931	$ 69,418

[1]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.